Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Cash provided by Operating activities
Earnings (loss) for the year	$ 2,405	$ 2,892	$ (3,629)
Items not involving cash:
Depreciation and depletion (note 8)	3,470	4,456	3,836
Discount on long-term debt (note 11)		15	115
Interest on long-term debt (note 11)		23	349
Income tax recovery	296	(1,449)	1,178
Sale of royalty (note 9)	(1,600)
Lease accretion (note 10)	81	106	89
Loss on sale of Toiyabe (note 9)	40	1,116
Sale of Altiplano (note 8)			39
Rehabilitation and closure cost accretion (note 12)	160	85	72
Share-based payments (note 13)	140	72	44
Unrealized loss on investment (note 7)	287
Cash generated by operating activities before working capital changes	5,279	7,316	2,093
Change in non-cash working capital items
Amounts receivable	(450)	629	1,022
Inventory	183	(332)	(216)
Prepaid expenses and advances	(118)	(115)	86
Trade and other payables	939	(230)	(246)
Cash inflow from operating activities	5,833	7,728	2,739
Financing activities
Loan payment (note 11)		(2,999)	(1,411)
Interest paid (note 11)		(235)	(514)
Lease payments (note 10)	(611)	(724)	(524)
Cash outflow from financing activities	(611)	(3,958)	(2,449)
Investing activities
Investment in exploration and evaluation assets (note 9)	(905)	(298)	(427)
Purchase of mining interest, plant and equipment (note 8)	(1,846)	(1,277)	(2,687)
Sale of royalty (note 9)	1,600
Proceeds from sale of Altiplano (note 8)		269	1,836
Cash on sale of Toiyabe (note 9)		187
Cash received from reclamation deposit	134
Cash outflow from investing activities	(1,017)	(1,119)	(1,278)
Total increase (decrease) in cash	4,205	2,651	(988)
Effect of foreign exchange rate changes on cash	221	(364)	544
Cash, beginning of year	4,392	2,105	2,549
Cash, end of year	8,818	4,392	2,105
Non - cash transactions
Accrued in equipment purchased through Trade payables			$ 303
Capitalized in asset retirement obligations to Mining Interests	195	$ 871
Capitalized in Right of use assets	518
Capitalized in lease liabilities	440
Less deposit	$ 78